Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 75,089	₱ 63,671
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	91,914	80,873
Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		24,369
Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	26,829	26,106
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	43,654	43,308
Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,689	3,504
Financial instruments at amortized cost [Member] | Costs [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,153	150
Financial instruments at amortized cost [Member] | Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40,237
Financial instruments at amortized cost [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	508	314
Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,142	17,178
Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,318	13,005
Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,520	1,896
Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	226	889
Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,098	6,372
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,855	10,277
Financial instruments at FVPL [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,972	6,866
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	380	3,369
Financial instruments at FVPL [Member] | Costs [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	481	2
Financial instruments at FVPL [Member] | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	22	31
Financial instruments at FVPL [Member] | Costs [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8
Financial instruments at FVPL [Member] | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Financial instruments at FVOCI [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	65,718	56,680
Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		24,369
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,458	19,115
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,115	3,199
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,153	150
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40,237
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	508	314
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,611	4,914
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,586	5,693
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	813	874
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	52	414
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,620	3,557
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,855	10,277
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,972	6,866
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	380	3,369
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	481	2
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	22	31
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Financial assets neither past due nor impaired [member] | Financial instruments at FVOCI [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial assets neither past due nor impaired [member] | Financial instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,371	6,991
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,090	2,006
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,090	2,006
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	884	994
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,606	705
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	144	41
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	31	103
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	425	163
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,139	1,247
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,139	1,247
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	348	150
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	559	770
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	70	26
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10	240
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	152	61
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,142	3,738
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,142	3,738
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		7
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	309	428
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,709	1,220
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	257	578
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	72	43
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,795	1,462
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,825	17,202
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,825	17,202
Impaired [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,825	17,202
Impaired [Member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	574	298
Impaired [Member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,990	10,692
Impaired [Member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,858	4,617
Impaired [Member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	236	377
Impaired [Member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	61	89
Impaired [Member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,106	₱ 1,129